Warrants - Schedule of Fair Value Measurement Inputs of Redeemable Convertible Preferred Stock Warrants (Details)	Mar. 11, 2021 yr	Feb. 11, 2021 yr	Dec. 31, 2020 yr	Apr. 03, 2020 yr	Dec. 31, 2019	Nov. 27, 2018 yr
Stock price [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	8.44	10.27	7.11	5.80		5.80
Expected Term [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	2.00	2.00	2.00	9.31		10.00
Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.7600		0.5735
Price Volatility [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	76.00	76.00	76.00	57.35		57.81
Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.0013		0.0192
Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.13	0.13	0.13	1.75		3.06
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0		0
Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0	0	0	0		0